SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions					1 Months Ended	12 Months Ended
	Mar. 17, 2016	Feb. 29, 2016	Feb. 10, 2016	Jan. 05, 2016	Feb. 29, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsequent events:
Remaining amount in share repurchase program (in shares)						0.3
Purchase of treasury shares						$ 12,269	$ 0	$ 0
Golar Partners
Subsequent events:
Proceeds from dividends						$ 36,600	$ 34,100
Equity Swap
Subsequent events:
Shares acquired by counterparty						3.2
Subsequent event
Subsequent events:
Remaining amount in share repurchase program (in shares)				0.2
Purchase of treasury shares				$ 8,200
Dividend declared (USD per share)		$ 0.05
Subsequent event | Golar Partners
Subsequent events:
Cash distribution per share (USD per share)		$ 0.58			$ 0.58
Proceeds from dividends					$ 13,200
Subsequent event | Line of Credit | Secured debt | Golar Seal Facility
Subsequent events:
Funding percentage of market value	85.00%
Duration of charter	10 years
Subsequent event | Affiliated Entity | FSRU monthly fee
Subsequent events:
Monthly expense for right to use FSRU			$ 2,600
Subsequent event | Golar Tundra | Affiliated Entity | Golar Partners
Subsequent events:
Consideration received on sale of subsidiary			$ 330,000
Subsequent event | Equity Swap
Subsequent events:
Shares acquired by counterparty				3.0